Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Morgan Growth Fund
Central Index Key	dei_EntityCentralIndexKey	0000068138
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2015
Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.38%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 31, 1968
2005	rr_AnnualReturn2005	9.09%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	11.22%
2008	rr_AnnualReturn2008	(41.43%)
2009	rr_AnnualReturn2009	36.10%
2010	rr_AnnualReturn2010	18.70%
2011	rr_AnnualReturn2011	(2.56%)
2012	rr_AnnualReturn2012	15.09%
2013	rr_AnnualReturn2013	34.76%
2014	rr_AnnualReturn2014	10.95%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
One Year	rr_AverageAnnualReturnYear01	10.95%
Five Years	rr_AverageAnnualReturnYear05	14.76%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1968
Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 14, 2001
2005	rr_AnnualReturn2005	9.32%
2006	rr_AnnualReturn2006	11.32%
2007	rr_AnnualReturn2007	11.36%
2008	rr_AnnualReturn2008	(41.33%)
2009	rr_AnnualReturn2009	36.31%
2010	rr_AnnualReturn2010	18.90%
2011	rr_AnnualReturn2011	(2.42%)
2012	rr_AnnualReturn2012	15.25%
2013	rr_AnnualReturn2013	34.92%
2014	rr_AnnualReturn2014	11.13%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
One Year	rr_AverageAnnualReturnYear01	11.13%
Five Years	rr_AverageAnnualReturnYear05	14.93%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Russell 3000 Growth Index | Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.44%
Five Years	rr_AverageAnnualReturnYear05	15.89%
Ten Years	rr_AverageAnnualReturnYear10	8.50%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.44%
Five Years	rr_AverageAnnualReturnYear05	15.89%
Ten Years	rr_AverageAnnualReturnYear10	8.50%